Prepayment for game development	12 Months Ended
Sep. 30, 2025
Prepayment For Game Development
Prepayment for game development

Note 5. Prepayment for game development

During the fourth quarter of fiscal year 2025, the Company signed four agreements with four third-party game developers to develop new and upgrade games for the Company, these are expected to be completed in fiscal year 2026. As of September 30, 2025, the Company prepaid $2.7 million to the game developers.